Consolidated Statements of Operations Information - Additional information on the nature of expenses incurred in continuing operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations Information
Depreciation, depletion and amortization	$ 10,699	$ 11,023	$ 11,470
Employee benefits expenses	7,194	6,922	7,253
Expenses for defined contribution plans and similar plans	278	$ 253	$ 123
Termination benefits	$ 394